4. Other Assets, Impairment of Intangible Assets (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Impairment of intangible asset	$ 50,000	$ 0